UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 39th Floor
           New York, NY  10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      184,968
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     028-13171             Remy W. Trafelet
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATLAS ENERGY LP            COM UNITS LP   04930A104   40,393 1,662,263 SH       DEFINED    1,2,3    1,662,263      0    0
ATLAS ENERGY LP            COM UNITS LP   04930A104    8,721   358,900 SH  CALL DEFINED    1,2,3      358,900      0    0
ATLAS PIPELINE PARTNERS LP UNIT L P INT   049392103   18,654   502,129 SH       DEFINED    1,2,3      502,129      0    0
CEDAR FAIR L P             DEPOSITRY UNIT 150185106   34,453 1,602,460 SH       DEFINED    1,2,3    1,602,460      0    0
MAGNUM HUNTER RES CORP DEL COM            55973B102   14,949 2,773,406 SH       DEFINED    1,2,3    2,773,406      0    0
NATIONAL OILWELL VARCO INC COM            637071101   20,178   296,786 SH       DEFINED    1,2,3      296,786      0    0
OPENTABLE INC              COM            68372A104   15,652   400,000 SH  PUT  DEFINED    1,2,3      400,000      0    0
SIX FLAGS ENTMT CORP NEW   COM            83001A102   16,496   400,000 SH       DEFINED    1,2,3      400,000      0    0
TNS INC                    COM            872960109    2,464   139,051 SH       DEFINED    1,2,3      139,051      0    0
VIRGIN MEDIA INC           COM            92769L101   13,008   608,400 SH       DEFINED    1,2,3      608,400      0    0